BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 54.1%
Australia - 3.7%
Australia Government Bond	5.750%	7/15/22	1,465,000	AUD	$1,153,974	(a)
Australia Government Bond, Senior Notes	1.750%	6/21/51	1,520,000	AUD	1,094,614	(a)

Total Australia					2,248,588

Brazil - 1.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,430,000	BRL	1,100,385

Canada - 4.8%
Canadian Government Bond	2.750%	12/1/48	2,760,000	CAD	2,906,276

Colombia - 2.0%
Colombian TES, Bonds	6.000%	4/28/28	4,500,000,000	COP	1,243,743

Indonesia - 3.0%
Indonesia Treasury Bond	9.000%	3/15/29	4,400,000,000	IDR	333,933
Indonesia Treasury Bond	8.750%	2/15/44	20,000,000,000	IDR	1,493,414

Total Indonesia					1,827,347

Italy - 12.8%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.850%	9/1/49	3,435,000	EUR	5,967,312	(a)
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.450%	9/1/50	1,360,000	EUR	1,854,965	(a)

Total Italy					7,822,277

Malaysia - 5.3%
Malaysia Government Bond	4.048%	9/30/21	3,270,000	MYR	804,817
Malaysia Government Bond	3.882%	3/10/22	3,245,000	MYR	803,896
Malaysia Government Bond	3.480%	3/15/23	2,530,000	MYR	630,319
Malaysia Government Bond	3.955%	9/15/25	1,555,000	MYR	403,779
Malaysia Government Bond	3.899%	11/16/27	2,400,000	MYR	628,727

Total Malaysia					3,271,538

Mexico - 10.6%
Mexican Bonos, Bonds	8.000%	11/7/47	13,100,000	MXN	655,264
Mexican Bonos, Senior Notes	8.500%	5/31/29	30,400,000	MXN	1,626,984
Mexican Bonos, Senior Notes	7.750%	11/23/34	9,300,000	MXN	471,858
Mexican Bonos, Senior Notes	8.500%	11/18/38	32,300,000	MXN	1,713,580
Mexican Bonos, Senior Notes	7.750%	11/13/42	40,500,000	MXN	1,984,878

Total Mexico					6,452,564

Poland - 4.2%
Republic of Poland Government Bond	5.250%	10/25/20	5,150,000	PLN	1,337,063
Republic of Poland Government Bond	2.000%	4/25/21	4,765,000	PLN	1,247,154

Total Poland					2,584,217

See Notes to Schedule of Investments.

BrandywineGLOBAL—International Opportunities Bond Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 0.6%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	305,000		$354,007	(b)

Russia - 0.6%
Russian Federal Bond - OFZ	7.650%	4/10/30	26,000,000	RUB	370,250

South Africa - 3.4%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	24,010,000	ZAR	894,423
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	25,300,000	ZAR	1,163,045

Total South Africa					2,057,468

United Kingdom - 1.3%
United Kingdom Gilt, Bonds	1.500%	1/22/21	635,000	GBP	823,276	(a)

TOTAL SOVEREIGN BONDS (Cost - $33,655,446)					33,061,936

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.7%
U.S. Government Obligations - 20.7%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.214%	4/30/22	8,955,000		8,965,158	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.155%	7/31/22	3,710,000		3,710,428	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,668,935)					12,675,586

CORPORATE BONDS & NOTES - 20.1%
COMMUNICATION SERVICES - 1.3%
Interactive Media & Services - 1.3%
Baidu Inc., Senior Notes	3.425%	4/7/30	720,000		794,886

CONSUMER STAPLES - 1.5%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	575,000		692,771
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	6/1/60	200,000		241,883

TOTAL CONSUMER STAPLES					934,654

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	270,000		210,008
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	1,050,000		880,304	(b)

TOTAL ENERGY					1,090,312

See Notes to Schedule of Investments.

2	BrandywineGLOBAL—International Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		Value
FINANCIALS - 10.9%
Banks - 10.9%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Senior Notes	5.375%	4/17/25	290,000		$323,134	(b)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.621%	9/15/23	1,300,000		1,301,342	(c)
Barclays PLC, Senior Notes	4.950%	1/10/47	436,000		559,780
BNP Paribas SA, Senior Notes	4.400%	8/14/28	850,000		998,227	(a)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	1,085,000		1,213,159	(c)
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	1,135,000		1,244,270	(c)
Natwest Group PLC, Senior Notes (4.445% to 5/8/29 then 3 mo. USD LIBOR + 1.871%)	4.445%	5/8/30	870,000		1,007,527	(c)

TOTAL FINANCIALS					6,647,439

MATERIALS - 4.6%
Metals & Mining - 3.5%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	1,320,000		1,400,236	(a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	510,000		748,826

Total Metals & Mining					2,149,062

Paper & Forest Products - 1.1%
Suzano Austria GmbH, Senior Notes	5.000%	1/15/30	636,000		686,085

TOTAL MATERIALS					2,835,147

TOTAL CORPORATE BONDS & NOTES (Cost - $11,379,409)					12,302,438

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 1.0%
TDA CAM 7 FTA , 7 A3 (3 mo. EURIBOR + 0.160%, 0.000% floor) (Cost - $523,274)	0.000%	2/26/49	497,753	EUR	576,521	(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $58,227,064)					58,616,481

			Shares
SHORT-TERM INVESTMENTS - 4.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $2,512,945)	0.010%		2,512,945		2,512,945

TOTAL INVESTMENTS - 100.0% (Cost - $60,740,009)					61,129,426
Other Assets in Excess of Liabilities - 0.0%††					5,779

TOTAL NET ASSETS - 100.0%					$61,135,205

See Notes to Schedule of Investments.

BrandywineGLOBAL—International Opportunities Bond Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,590,000	USD	1,797,670	Citibank N.A.	10/2/20	$66,603
EUR	1,690,000	USD	2,000,690	Citibank N.A.	10/2/20	(19,167)
EUR	3,075,000	USD	3,598,057	Citibank N.A.	10/2/20	7,376
USD	3,237,566	EUR	2,880,000	Citibank N.A.	10/2/20	(139,230)
USD	6,323,524	EUR	5,370,000	Citibank N.A.	10/2/20	27,207

See Notes to Schedule of Investments.

4	BrandywineGLOBAL—International Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,390,000	USD	1,649,040	Goldman Sachs Group Inc.	10/2/20	$(19,267)
EUR	2,765,000	USD	3,081,001	HSBC Securities Inc.	10/2/20	160,958
USD	2,689,988	EUR	2,260,000	JPMorgan Chase & Co.	10/2/20	40,141
BRL	1,490,000	USD	277,628	HSBC Securities Inc.	10/9/20	(12,388)
BRL	1,490,000	USD	277,473	HSBC Securities Inc.	10/9/20	(12,233)
BRL	6,530,000	USD	1,212,628	HSBC Securities Inc.	10/9/20	(50,200)
CLP	680,000,000	USD	857,590	HSBC Securities Inc.	10/9/20	8,680
USD	275,706	BRL	1,490,000	HSBC Securities Inc.	10/9/20	10,466
USD	91,195	CLP	70,000,000	HSBC Securities Inc.	10/9/20	2,020
KRW	2,120,000,000	USD	1,779,271	Citibank N.A.	10/13/20	33,435
USD	634,338	KRW	760,000,000	Citibank N.A.	10/13/20	(15,500)
USD	1,158,907	KRW	1,360,000,000	Citibank N.A.	10/13/20	(3,961)
COP	5,350,000,000	USD	1,461,090	JPMorgan Chase & Co.	10/16/20	(64,269)
KRW	290,000,000	USD	242,252	Citibank N.A.	10/20/20	5,714
USD	42,607	KRW	50,000,000	Citibank N.A.	10/20/20	(146)
CZK	27,200,000	USD	1,163,950	JPMorgan Chase & Co.	10/20/20	14,683
CLP	750,000,000	USD	957,109	HSBC Securities Inc.	10/23/20	(1,575)
KRW	970,000,000	USD	810,664	Citibank N.A.	10/28/20	18,748
KRW	980,000,000	USD	826,725	Citibank N.A.	10/28/20	11,237
JPY	204,000,000	USD	1,940,466	Citibank N.A.	10/29/20	(5,559)
JPY	238,000,000	USD	2,257,796	Citibank N.A.	10/29/20	(405)
JPY	650,000,000	USD	6,143,644	Citibank N.A.	10/29/20	21,500
RUB	24,000,000	USD	333,713	Citibank N.A.	10/29/20	(25,806)
PLN	2,820,000	USD	750,297	Citibank N.A.	10/30/20	(20,697)
USD	1,269,417	PLN	4,770,000	Citibank N.A.	10/30/20	35,306
USD	2,131,319	PLN	7,980,000	Citibank N.A.	10/30/20	66,706
HUF	350,000,000	USD	1,184,674	HSBC Securities Inc.	10/30/20	(56,245)
NZD	830,000	USD	551,909	JPMorgan Chase & Co.	11/4/20	(2,825)
USD	546,127	NZD	830,000	JPMorgan Chase & Co.	11/4/20	(2,956)
MXN	27,000,000	USD	1,244,440	Citibank N.A.	11/5/20	(28,521)
MXN	29,300,000	USD	1,288,563	Citibank N.A.	11/5/20	30,934
MXN	33,500,000	USD	1,538,377	Citibank N.A.	11/5/20	(29,736)
USD	964,634	MXN	22,300,000	Citibank N.A.	11/5/20	(39,625)
USD	2,044,142	MXN	46,700,000	Citibank N.A.	11/5/20	(58,948)
USD	2,791,621	CAD	3,770,000	JPMorgan Chase & Co.	11/6/20	(39,985)
USD	1,950,375	ZAR	34,460,000	HSBC Securities Inc.	11/13/20	(96,258)
RUB	48,000,000	USD	650,967	Citibank N.A.	11/17/20	(36,347)
RUB	69,000,000	USD	929,222	Citibank N.A.	11/17/20	(45,706)
USD	179,925	RUB	14,000,000	Citibank N.A.	11/17/20	661

See Notes to Schedule of Investments.

BrandywineGLOBAL—International Opportunities Bond Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	390,000,000	USD	1,313,330	HSBC Securities Inc.	11/18/20	$(56,394)
CZK	28,500,000	USD	1,299,441	JPMorgan Chase & Co.	11/19/20	(64,314)
CLP	1,040,000,000	USD	1,341,520	HSBC Securities Inc.	11/20/20	(16,117)
GBP	1,760,000	USD	2,309,776	HSBC Securities Inc.	11/20/20	(38,191)
GBP	2,180,000	USD	2,885,426	HSBC Securities Inc.	11/20/20	(71,758)
USD	2,263,980	GBP	1,750,000	HSBC Securities Inc.	11/20/20	5,302
USD	217,442	JPY	23,000,000	Citibank N.A.	11/24/20	(772)
USD	250,910	AUD	350,000	Citibank N.A.	11/25/20	187
USD	138,659	AUD	190,000	HSBC Securities Inc.	11/25/20	2,553
USD	148,240	AUD	210,000	HSBC Securities Inc.	11/25/20	(2,194)
USD	212,261	AUD	290,000	HSBC Securities Inc.	11/25/20	4,520
USD	350,126	AUD	480,000	HSBC Securities Inc.	11/25/20	6,278
USD	953,863	AUD	1,330,000	JPMorgan Chase & Co.	11/25/20	1,117
GBP	5,110,000	USD	6,797,296	Citibank N.A.	12/8/20	(200,954)
KRW	1,200,000,000	USD	1,012,829	HSBC Securities Inc.	12/11/20	13,310
USD	3,612,671	EUR	3,080,000	Citibank N.A.	1/12/21	(7,576)

Total						$(690,183)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL—International Opportunities Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$33,061,936	—	$33,061,936
U.S. Government & Agency
Obligations	—	12,675,586	—	12,675,586
Corporate Bonds & Notes	—	12,302,438	—	12,302,438
Collateralized Mortgage
Obligations	—	576,521	—	576,521

Total Long-Term Investments	—	58,616,481	—	58,616,481

Short-Term Investments†	$2,512,945	—	—	2,512,945

Total Investments	$2,512,945	$58,616,481	—	$61,129,426

Other Financial Instruments:
Forward Foreign Currency
Contracts	—	$595,642	—	$595,642

Total	$2,512,945	$59,212,123	—	$61,725,068

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency
Contracts	—	$1,285,825	—	$1,285,825

†	See Schedule of Investments for additional detailed categorizations.

9